Short-Term Borrowings and Long-Term Debt (Aggregate Amounts of Annual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Disclosure [Abstract]
2017	¥ 53,424
2018	203,639
2019	145,667
2020	55,000
2021	102,517
Later fiscal years	174,639
Total	¥ 734,886	¥ 744,273